Benefit Plans And Obligations For Termination Indemnity (Fair Value Of The Asset Values By Category) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	$ 280,225	$ 348,804	$ 319,162
Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	3,741
Money Market Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	1,414
Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	91,732
International Companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	6,385
Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	176,953
Quoted Prices In Active Markets For Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	280,225
Quoted Prices In Active Markets For Identical Assets (Level 1) | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	3,741
Quoted Prices In Active Markets For Identical Assets (Level 1) | Money Market Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	1,414
Quoted Prices In Active Markets For Identical Assets (Level 1) | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	91,732
Quoted Prices In Active Markets For Identical Assets (Level 1) | International Companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	6,385
Quoted Prices In Active Markets For Identical Assets (Level 1) | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	176,953
Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Observable Inputs (Level 2) | Money Market Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Observable Inputs (Level 2) | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Observable Inputs (Level 2) | International Companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Observable Inputs (Level 2) | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Unobservable Inputs (Level 3) | Money Market Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Unobservable Inputs (Level 3) | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Unobservable Inputs (Level 3) | International Companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Unobservable Inputs (Level 3) | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	$ 0